Defined benefit plan - Expense Recognized in Profit Or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Current service cost	$ 893	$ 808	$ 391
Interest cost	17	19	11
Expected return on plan assets	(12)	(13)	(9)
Administration costs	4	3	2
Expense recognized in profit or loss	$ 902	$ 817	$ 395